Note 12 - Income Taxes	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Text Block]
12.      INCOME TAXES

Income taxes imposed by the national, prefectural and municipal governments of Japan resulted in a normal statutory rate of approximately 41% for the years ended March 31, 2010, 2011 and 2012.

Income from operations before income tax expense and equity in net income of equity method investees and income tax expense for the years ended March 31, 2010, 2011 and 2012 consist of the following components:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012

Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	¥2,847,730	¥3,818,930	¥5,970,007	$72,443
Foreign	11,332	15,059	6,213	75
Total	¥2,859,062	¥3,833,989	¥5,976,220	$72,518
Income taxes―current:
Domestic	¥462,779	¥351,592	¥2,489,350	$30,207
Foreign	(87,108)	(2,770)	422	5
Total	¥375,671	¥348,822	¥2,489,772	$30,212
Income taxes―deferred:
Domestic	¥756,422	¥606,875	¥35,714	$433
Foreign	-	-	-	-
Total	¥756,422	¥606,875	¥35,714	$433

The Company has adopted  the consolidated tax declaration from the fiscal year ended March 31, 2009.

Amendments to Japanese tax regulations were enacted into law on November 30, 2011. As a result, normal Japanese effective statutory rates will be reduced to 38.3% from the fiscal year beginning April 1, 2012 and 35.9% from the fiscal year beginning April 1, 2015. The amount of deferred tax liabilities, net of deferred tax assets, as of March 31, 2012 decreased ¥110,381 thousand ($1,339 thousand) due to the amendments.

The approximate effect of temporary differences and carryforwards giving rise to deferred tax balances at March 31, 2011 and 2012 was as follows:

	Thousands of Yen				Thousands of U.S. Dollars
	2011		2012		2012
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Unrealized gains on available-for-sale securities	-	¥115,848	-	¥147,043	-	$1,784
Capital leases	¥37,139	-	¥6,369	-	$77	-
Accrued expenses	621,684	-	739,404	-	8,972	-
Retirement and pension cost	416,375	-	648,240	-	7,866	-
Allowance for doubtful accounts	40,664	-	70,114	-	851	-
Depreciation	68,520	-	103,374	-	1,254	-
Net loss on other investments	373,743	-	354,714	-	4,304	-
Operating loss carryforwards	2,007,082	-	1,432,104	-	17,378	-
Transactions in transit*	-	57,094	-	53,798	-	653
Impairment loss on telephone rights	87,003	-	76,181	-	925	-
Accrued enterprise tax	101,111	-	171,358	-	2,079	-
Asset retirement obligation	101,755	-	107,371	-	1,303	-
Deferred revenue	163,414	-	260,411	-	3,160	-
Customer relationship		2,370,558	-	1,903,137	-	23,093
Tax deduction of goodwill	-	257,989	-	383,005	-	4,648
Excess of tax deductible goodwill over the reported amount of goodwill	1,170,620	-	808,944	-	9,816	-
Trademark	-	78,720	-	55,645	-	675
Other	354,025	132,107	242,000	157,220	2,937	1,908
Total	5,543,135	3,012,316	5,020,584	2,699,848	60,922	32,761
Valuation allowance	(2,145,575)	-	(2,008,886)	-	(24,377)	-

Total	¥3,397,560	¥3,012,316	¥3,011,698	¥2,699,848	$36,545	$32,761

*This item arises from transactions between IIJ and IIJ America, which were recorded in the different periods as a result of the difference in each company’s fiscal year-end.

As of March 31, 2011 and 2012, the valuation allowance for deferred tax assets related principally to operating loss carryforwards and net loss on other investments, at amounts which are not considered more likely than not to be realized. The net changes in the valuation allowance for deferred tax assets were a decrease of ¥453,479 thousand, a decrease of ¥1,566,662 thousand and a decrease of ¥136,689 thousand ($1,659 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

As of March 31, 2012, IIJ and certain subsidiaries had tax operating loss carryforwards. These loss carryforwards are available to offset future taxable income, and will expire in the period ending March 31, 2021 in Japan and December 31, 2028 in the United States of America as follows:

	Thousands of Yen
Year Ending March 31	Inhabitant and Enterprise Tax Subject to Consolidation Tax Filing	Others

2013	-	-
2014	-	-
2015	-	¥133,145
2016	-
2017 and thereafter	¥256,016	3,274,212

Total	¥256,016	¥3,407,357

Loss carryforwards in the United States of America, which amounted to ¥587,533 thousand ($7,129 thousand), was included in “Others.”

	Thousands of U.S. Dollars
Year Ending March 31	Inhabitant and Enterprise Tax Subject to Consolidation Tax Filing	Others

2013	-	-
2014	-	-
2015	-	$1,615
2016	-
2017 and thereafter	$3,107	39,731

Total	$3,107	$41,346

A reconciliation between the amount of reported income taxes and the amount of income taxes computed using the normal statutory rate for each of the three years in the period ended March 31, 2012 is as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012

Amount computed by using normal Japanese statutory tax rate	¥1,172,215	¥1,571,935	¥2,450,250	$29,732
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	187,591	146,060	81,115	984
Reversal of reserve for tax contingencies	(86,298)	(8,312)	-	-
Inhabitant tax―per capita	26,679	39,676	34,415	417
Expiration of operating loss carryforward	204,074	616,400	176,829	2,146
Change in valuation allowance*	(390,874)	(1,458,455)	(107,171)	(1,300)
Enterprise tax―not based on income	56,181	61,085	68,960	837
Tax rate change	-	-	(110,381)	(1,339)
Other—net	(37,475)	(12,692)	(68,531)	(832)

Income tax expense as reported	¥1,132,093	¥955,697	¥2,525,486	$30,645

*
Change in valuation allowance for the year ended March 31, 2011 included the release of the valuation allowance for the deferred tax assets of operating loss carryforward as of March 31, 2010, that were utilized during the year, which amounted to ¥131,319 thousand, which represents the net of the adjustment of the beginning-of -the year balance of the valuation allowance because of the acquisition of IIJ-Global, amounting to ¥308,197 thousand  and the expiration of operating loss carryforwards of ¥176,878 thousand.

In September 2006, IIJ America filed an application with the Internal Revenue Service (“IRS”) for the Bilateral Advance Pricing Agreement Request (“BAPA”), relating to the terms of transactions with IIJ and the use of tax operating loss carryforwards in its taxation. IIJ America used to reserve for tax contingencies related to the denial of the past use of tax operating loss carryforwards.

The Company adopted FASB interpretation No.48 effective April 1, 2007 and identified liabilities for uncertain tax positions related to the aforementioned denial of the past use of tax operating loss carryforwards.

In April 2010, the IRS and National Tax Agency Japan (“NTA”) reached a tentative settlement of the BAPA covering the intercompany transactions between IIJ and IIJ America. IIJ America identified liabilities for uncertain tax positions of ¥9,391 thousand, which is based on the difference between the actual transaction amounts among IIJ and IIJ America and the amount to be adjusted pursuant to the terms of the settlement of the BAPA.

In June 2010, the IRS and NTA finally reached a settlement of the BAPA.

In the year ended March 31, 2011, the unrecognized tax benefit of ¥9,391 thousand was reversed as a result of a settlement of the difference between the actual transaction and the terms of the BAPA. There was no amount of unrecognized tax benefit as of March 31, 2012.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Thousands of Yen
2011

Balance at April 1	¥9,391
Decrease due to the adjustment of the difference between the actual transaction and the terms of the BAPA	(8,951)
Translation adjustment	(440)
Balance at March 31	-

The Company does not reasonably expect that the unrecognized tax benefit will change significantly within the next twelve months.

The Company has open tax years subject to examination from the year ended March 31, 2004 in Japan and from the year ended December 31, 2006 in the United States of America.